Condensed Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2015
Operating Expenses:
Research and development	$ 3,345	$ 2,028	$ 5,949
Research and development, related party	1,056	624	2,080
General and administrative	1,492	1,262	2,529
General and administrative, related party	14	20	37
Total operating expenses	5,907	3,934	10,595
Other income (expense):
Management fee income, related party	300	300	600
Interest income	22		22
Interest expense			(42)
Interest expense, related party		(37)	(46)
Total other income	322	263	534
Net loss and comprehensive loss	$ (5,585)	$ (3,671)	$ (10,061)
Net loss per share, basic and diluted	$ (0.54)	$ (25.98)	$ (1.47)
Weighted average number of shares used in computing net loss per share, basic and diluted	10,420	141	6,822
Comprehensive Loss:
Net loss	$ (5,585)	$ (3,671)	$ (10,061)
Unrealized loss on marketable securities	(14)		(14)
Comprehensive loss	$ (5,599)		$ (10,075)